Marketable Securities (Held-To-Maturity Securities) (Details) - USD ($) $ in Thousands		Jun. 30, 2015	Dec. 31, 2014
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	$ 38,301	$ 35,864
Gross unrealized holding gains		2
Gross unrealized holding (losses)		(357)	$ (340)
Aggregate fair value	[2]	37,946	35,524
Accrued interest on securities		315	339
Current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	$ 8,705	$ 15,328
Gross unrealized holding gains
Gross unrealized holding (losses)		$ (118)	$ (69)
Aggregate fair value	[2]	8,587	15,259
Non-current [Member]
Schedule of Held-to-maturity Securities [Line Items]
Amortized cost basis	[1]	29,596	$ 20,536
Gross unrealized holding gains		2
Gross unrealized holding (losses)		(239)	$ (271)
Aggregate fair value	[2]	$ 29,359	$ 20,265

[1]	Including accrued interest in the amount of US$ 339 thousands and US$ 315 thousands as of December 31, 2014 and June 30, 2015 respectively.
[2]	Fair value is being determined using quoted market prices in active markets (Level 1).